CONSOLIDATED STOCKHOLDERS EQUITY STATEMENT (Parentheticals) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders Equity [Abstract]
Cash dividends (in dollar per shares)	$ 0.24	$ 0.44	$ 0.40